Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, Issued	61,129,091	61,052,362
Common stock, outstanding	61,129,091	61,052,362
Common stock no par value (in Dollars per share)	$ 0	$ 0